File No 333-157876

811-22110

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 167 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 169 ☒

AdvisorShares Trust

(Exact Name of Registrant as Specified in Charter)

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (877) 843-3831

Name and Address of Agent for Service:	Copy to:
Noah Hamman AdvisorShares Trust 4800 Montgomery Lane, Suite 150 Bethesda, Maryland 20814	W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b)(1)(v) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 167 relates to the AdvisorShares Dorsey Wright Alpha Equal Weight ETF, AdvisorShares Dorsey Wright FSM All Cap World ETF, AdvisorShares Dorsey Wright FSM US Core ETF, AdvisorShares Dorsey Wright ADR ETF, AdvisorShares Dorsey Wright Micro-Cap ETF, AdvisorShares Dorsey Wright Short ETF, AdvisorShares DoubleLine Value Equity ETF, AdvisorShares Focused Equity ETF, AdvisorShares FolioBeyond Smart Core Bond ETF, AdvisorShares Newfleet Multi-Sector Income ETF, AdvisorShares Pure Cannabis ETF, AdvisorShares Ranger Equity Bear ETF, AdvisorShares Sage Core Reserves ETF, AdvisorShares STAR Global Buy-Write ETF and AdvisorShares Vice ETF, (the “Funds”), each a separate series of AdvisorShares Trust (the “Trust”). The sole purpose of this filing is to file as an exhibit to the Trust’s registration statement, risk/return information in interactive data format for the Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 167 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bethesda, State of Maryland, on this 13th day of November, 2020.

AdvisorShares Trust

/s/ Noah Hamman
Noah Hamman
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 167 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Noah Hamman	Trustee and President	November 13, 2020
Noah Hamman

*	Trustee	November 13, 2020
Elizabeth Piper/Bach

*	Trustee	November 13, 2020
William G. McVay

*	Treasurer	November 13, 2020
Dan Ahrens

/s/ Noah Hamman
* Noah Hamman, Power of Attorney

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase